Inventories - Additional Information (Details) - Discontinued Operations - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Line Items]
Cost of sales and other production expenses	$ 376	$ 1,102	$ 12,441
Inventory write-downs	$ 0	$ 0	$ 642